General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	₩ 43,584,798	₩ 44,065,460
Non-current assets	61,702,880	59,378,275
Current liabilities	(23,070,658)	(22,741,063)
Non-current liabilities	(19,824,308)	(19,259,904)
Equity	62,392,712	61,442,768	₩ 59,598,600	₩ 58,191,897
Non-controlling interests	6,633,508	6,052,549
Revenue	68,986,938	73,459,408	77,056,549
Profit (loss) for the period	527,023	1,005,276	1,846,059
Profit (loss) attributable to non-controlling interests	(163,663)	(120,104)	147,857
Cash flows from operating activities	4,571,910	6,663,655	6,167,695
Cash flows from investing activities	(6,687,278)	(4,486,783)	(7,388,224)
Effect of exchange rate fluctuation on cash held	(5,578)	221,880	16,719
Net increase (decrease) in cash and cash equivalents	281,902	97,019	(1,382,403)
POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	7,555,975	8,268,175	8,077,260
Non-current assets	11,197,035	9,068,151	8,540,488
Current liabilities	(6,612,176)	(6,659,697)	(6,275,479)
Non-current liabilities	(4,328,180)	(3,327,166)	(3,717,507)
Equity	7,812,654	7,349,463	6,624,762
Non-controlling interests	989,277	1,089,512	1,121,823
Revenue	32,373,604	32,340,793	33,132,821
Profit (loss) for the period	636,802	503,410	680,419
Profit (loss) attributable to non-controlling interests	42,727	104,424	141,618
Cash flows from operating activities	1,941,539	876,881	1,076,436
Cash flows from investing activities	(1,329,738)	(846,138)	(27,128)
Cash flows from financing activities	(465,306)	(176,074)	(1,225,373)
Effect of exchange rate fluctuation on cash held	(30,393)	65,672	15,222
Net increase (decrease) in cash and cash equivalents	116,102	(79,659)	(176,065)
POSCO FUTURE M CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Current assets	2,170,138	2,112,748	2,411,881
Non-current assets	6,973,758	5,819,711	3,922,712
Current liabilities	(1,658,341)	(1,570,070)	(1,396,408)
Non-current liabilities	(2,973,477)	(3,041,884)	(2,326,719)
Equity	4,512,078	3,320,505	2,611,466
Non-controlling interests	969,142	700,123	666,420
Revenue	2,938,698	3,699,944	4,759,871
Profit (loss) for the period	36,522	(231,338)	4,435
Profit (loss) attributable to non-controlling interests	17,039	(78,781)	25,365
Cash flows from operating activities	(33,577)	670,850	(444,846)
Cash flows from investing activities	(1,726,808)	(1,810,360)	(1,031,418)
Cash flows from financing activities	1,430,280	1,375,379	1,591,574
Effect of exchange rate fluctuation on cash held	5,730	18,768	(7,111)
Net increase (decrease) in cash and cash equivalents	(324,375)	235,869	108,199
POSCO Eco & Challenge Co., Ltd
Disclosure of subsidiaries [line items]
Current assets	5,983,732	5,253,321	6,379,394
Non-current assets	2,411,581	2,448,945	2,357,217
Current liabilities	(3,995,466)	(3,304,067)	(4,713,198)
Non-current liabilities	(1,390,467)	(892,031)	(610,218)
Equity	3,009,380	3,506,168	3,413,195
Non-controlling interests	1,290,254	1,495,379	1,483,382
Revenue	6,795,197	10,239,966	10,095,060
Profit (loss) for the period	(499,626)	108,682	176,827
Profit (loss) attributable to non-controlling interests	(100,303)	66,458	89,042
Cash flows from operating activities	(950,239)	13,430	(294,596)
Cash flows from investing activities	444,649	(76,358)	318,890
Cash flows from financing activities	933,357	(360,662)	78,748
Effect of exchange rate fluctuation on cash held	(11,658)	14,878	1,444
Net increase (decrease) in cash and cash equivalents	416,109	(408,712)	104,487
POSCO DX Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Current assets	611,990	676,688	661,856
Non-current assets	222,402	215,765	227,952
Current liabilities	(251,651)	(355,027)	(421,367)
Non-current liabilities	(10,180)	(11,528)	(6,991)
Equity	572,561	525,898	461,450
Non-controlling interests	185,187	169,964	149,812
Revenue	1,075,175	1,473,291	1,485,876
Profit (loss) for the period	52,624	88,599	92,128
Profit (loss) attributable to non-controlling interests	6,595	29,331	30,506
Cash flows from operating activities	145,951	97,800	21,821
Cash flows from investing activities	(6,201)	(12,603)	19,264
Cash flows from financing activities	(21,378)	(17,219)	(12,975)
Effect of exchange rate fluctuation on cash held	(602)	1,039	39
Net increase (decrease) in cash and cash equivalents	₩ 117,770	₩ 69,017	₩ 28,148